WARRANTS (Details) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) D $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) D $ / shares shares
WARRANTS
Number of warrants for each share | shares	1		1
Warrant exercise price	$ 11.5		$ 11.5
Number of fractional warrants that will be issued upon separation of the units | shares	0		0
Warrants price	$ 0.01		$ 0.01
Stock price trigger	$ 18		$ 18
Trading days for redemption of warrant | D	20		20
Consecutive trading days for redemption of warrant | D	30		30
Warrants expiration term	5 years		5 years
Derivative Liability | $	$ 0.7		$ 1.0
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accounts Payable and Accrued Liabilities		Accounts Payable and Accrued Liabilities
Unrealized gain on the warrants | $	$ 0.3	$ 0.8	$ 0.6